Foreign currency risk - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CNY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	11.35	12.44
Average foreign exchange rate	11.78	12.33	13.03
EUR 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.93	0.94
Average foreign exchange rate	0.95	0.95	0.99
GBP 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.07	1.14
Average foreign exchange rate	1.11	1.14	1.13
JPY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.51	0.58
Average foreign exchange rate	0.57	0.58	0.66
USD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.79	0.91
Average foreign exchange rate	0.85	0.88	0.92